Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 18,846,140	$ 21,826,437
Accounts receivable	2,034,119	1,912,153
Inventory	4,517,044	3,289,945
Prepaid expenses	37,556	283,799
Total Current Assets	25,434,859	27,312,334
Property and equipment	334,922	394,249
Intangible assets	1,216,207	776,856
Right-of-use-asset	664,296	760,409
TOTAL ASSETS	27,650,284	29,243,848
Current Liabilities:
Accounts payable and accrued expenses	2,220,870	2,802,797
Earnout payable	2,547,831	3,632,000
Income tax payable	201,541	373,191
Right-of-use-liability	117,840	123,026
Total Current Liabilities	5,088,082	6,931,014
Long-Term Liabilities:
Deferred tax liability	43,032	43,032
Right-of-use-liability	555,687	642,232
Total Long-Term Liabilities	598,719	685,264
TOTAL LIABILITIES	5,686,801	7,616,278
SHAREHOLDERS' EQUITY
Preferred Stock, Series B $0.10 par value per share; 1,000,000 shares authorized; 10,000 Shares issued and outstanding	1,000	1,000
Common Stock, $0.001 par value per share; 3,000,000,000 shares authorized; 25,678,290 and 22,585,632 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	25,678	22,585
Capital paid in excess of par value	84,387,890	80,841,752
Accumulated comprehensive income	204,549	161,847
Accumulated (Deficit)	(62,655,634)	(59,399,614)
TOTAL SHAREHOLDERS' EQUITY	21,963,483	21,627,570
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 27,650,284	$ 29,243,848